Lease obligations	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Lease obligations	Lease obligations:

	2020	2019
Opening lease obligations	718,505	652,642
Additions, net of disposals	108,763	168,216
Interest expense	47,871	43,288
Lease payments	(154,727)	(145,100)
Effect of movements in exchange rates and other	1,822	(541)
Lease obligations at December 31	722,234	718,505
Less: current portion	(97,516)	(89,820)
Lease obligations - non current portion	$624,718	$628,685

The Company incurs lease payments related to ocean vessels, terminal facilities, rail cars, vehicles and equipment, and office facilities. Leases are entered into and exited in coordination with specific business requirements which includes the assessment of the appropriate durations for the related leased assets.
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2020:

	Lease payments	Interest component	Lease obligations
2021	$142,096	$44,580	$97,516
2022	118,139	40,075	78,064
2023	110,354	35,760	74,594
2024	101,467	31,622	69,845
2025	90,875	27,370	63,505
Thereafter	419,456	80,746	338,710
	$982,387	$260,153	$722,234

Variable lease payments and short-term and low value leases
Certain leases contain non-lease components, excluded from the right-of-use asset and lease liability, related to operating charges for ocean vessels and terminal facilities. The total expense recognized in cost of sales relating to operating charges for 2020 was $91.8 million (2019 - $83.7 million). Short-term leases are leases with a lease term of twelve months or less while low-value leases comprised of information technology and miscellaneous equipment. Such items recognized within cost of sales in 2020 were $0.3 million (2019 - $0.5 million).

Extension options
Some leases contain extension options exercisable by the Company. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses, at lease commencement, whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. Total potential future lease payments not included in the lease liabilities should the Company exercise these extension options totals $53.4 million (2019 - $70.6 million).

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean going vessels	$472,322	$5,994
Terminals and tanks	194,938	30,161
Other	54,974	17,209
Total	$722,234	$53,364

Leases not yet commenced
As at December 31, 2020, the Company has entered into lease agreements for which the leases have not yet commenced. Total exposure to undiscounted future cash outflows not reflected in lease liabilities is $550.8 million (2019 - $6.6 million). The leases not yet commenced as at December 31, 2020 related solely to ocean vessels, with the majority comprised of the addition of 8 new dual-fuel ocean going vessels from 2021 to 2023 with 15-year terms, replacing expiring time charter vessels. The leases not yet commenced as at December 31, 2019 related to storage tank agreements now in place.